Fair Value - Schedule of Changes in Fair Value of Level 3 Financial Assets and Liabilities (Details) - Level 3 - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Equity Method Investments, Fair Value Option
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of financial assets at the beginning of the period	$ 472	$ 502	$ 482	$ 524
Additions, net of contributions from shareholders of the Company	0	0	0	0
Fair value losses recognized in the income statement	(6)	(57)	(16)	(79)
Distributions to shareholders of the Company	0	0	0	0
Fair value at the end of the period	466	445	466	445
Convertible loans receivable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of financial assets at the beginning of the period	31	29	31	29
Additions, net of contributions from shareholders of the Company	0	0	0	0
Fair value losses recognized in the income statement	1	1	1	1
Converted into equity	0	0	0	0
Fair value at the end of the period	$ 32	$ 30	$ 32	$ 30